General	12 Months Ended
Dec. 31, 2011
General

Note 1 — General

Vringo, Inc. (a Development Stage Company) (the “Parent”) was incorporated in Delaware on January 9, 2006 and commenced operations during the first quarter of 2006. The Parent formed a wholly-owned subsidiary, Vringo (Israel) Ltd. (the “Subsidiary”) in March 2006, primarily for the purpose of providing research and development services, as detailed in the intercompany service agreement. The Parent and the Subsidiary are collectively referred to herein as the “Company”.

The Company is engaged in developing software platforms and applications for mobile phones. The Company develops and provides a wide variety of mobile video services, including a comprehensive platform that allows users to create, download and share video ringtones. The Company’s proprietary ringtone platform includes social networking capability and integration with web systems.

The Company is still in the development stage. There is no certainty regarding the Company’s ability to complete the development of its products and ensure the success of its marketing. The continuation of the stages of development and the realization of assets related to the planned activities depend on future events, including future financings and achieving operational profitability.

The high-tech industry in which the Company operates is highly competitive and is characterized by the risks of rapidly changing technologies. Penetration into global markets requires investment of considerable resources and continuous development efforts. The Company’s future success depends upon several factors including the technological quality, price and performance of its product relative to those of its competitors.

In June 2010, the Company completed an initial public offering (the “IPO”) of 2,392,000 units, each containing one share of common stock and two warrants, at an issue price of $4.60 per unit. Each warrant in the IPO unit is exercisable for five years after the IPO at an exercise price of $5.06. Gross proceeds of the IPO totaled approximately $11 million, of which the Company received approximately $9.3 million in net proceeds after deducting underwriting discounts and other offering costs. Immediately prior to the closing of the offering, the Company’s outstanding shares of preferred stock were exchanged for shares of common stock and the Company effected a 1 for 6 reverse stock split of its common stock. The Company issued a stock dividend to holders of the preferred stock prior to the split and exchange. All share and per-share information in these consolidated financial statements have been adjusted to give effect to the reverse stock split. On July 27, 2010, the units were separated into their components and the shares and warrants began to trade separately. Upon separation of the units into shares and warrants, the units ceased trading.

Despite the foregoing, there is still significant doubt as to the ability of the Company to continue operating as a “going concern”. The Company has incurred significant losses since its inception and expects that it will continue to operate at a net loss in the foreseeable future. For the year ended December 31, 2011 and for the cumulative period from inception until December 31, 2011, the Company incurred net losses of $7.5 million and $37.4 million, respectively.

In July 2011, the Company raised an aggregate amount of $2.5 million through the issuance of convertible notes (“Convertible Notes”) in a private placement. On December 1, 2011, the Company raised additional $0.85 million through the issuance of 817,303 additional shares of common stock (“December 2011 financing”). In connection with the December 2011 financing, all Convertible Notes (and accrued interest) were converted into 2,671,026 shares of common stock. In February 2012, the Company entered into agreements with holders (the “Holders”) of certain of its outstanding Special Bridge and Conversion Warrants, pursuant to which the Holders exercised warrants to purchase 3,828,993 shares of our common stock for aggregate proceeds of $3.6 million (“February 2012 warrant exercise”). In addition, certain Holders were granted additional warrants to purchase 2,660,922 shares of common stock of the Company, at an exercise price of $1.76 per share. The total issuance costs were $65 thousand. See also Note 17.

The Company believes that following the February 2012 warrant exercise, its current cash levels will be sufficient to support its activity into the fourth quarter of 2012. On March 13, 2012, the Company entered into an agreement and Plan of Merger Agreement (“Merger Agreement”), pursuant to which Innovate/Protect, Inc. (“I/P”) will merge with and into VIP Merger Sub, Inc., a wholly owned subsidiary of the Company (“Merger Sub”), with Merger Sub being the surviving corporation through an exchange of capital stock of I/P for capital stock of the Company. The consummation of the Merger Agreement is subject to stockholder approval and other closing conditions. In addition, the Company is exploring further opportunities, including merger and acquisitions and/or additional financing necessary to ensure that the Company will continue to operate as a going concern. There can be no assurance, however, that any such opportunities will materialize. See description in Note 17.

These financial statements were prepared using principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business for the foreseeable future, and do not include any adjustments to reflect the possible effects on the recoverability and classification of assets, or the amounts and classification of liabilities that may result should the Company not be able to continue as a going concern.

As of December 31, 2011, approximately $303 thousand of the Company’s net assets were located outside of the United States.